Financial Income, Net	12 Months Ended
Dec. 31, 2017
Financial Income, Net
Financial Income, Net

(9) Financial Income, Net

Financial Income, Net

€ millions	2017	2016	2015
Finance income	463	230	241
Thereof available-for-sale financial assets (equity)	382	164	176
Finance costs	–278	–268	–246
Thereof interest expense from financial liabilities at amortized cost	–89	–108	–135
Thereof interest expense from derivatives	–116	–114	–72
Financial income, net	185	–38	–5

The increase in financial income in 2017 is mainly due to higher gains from the disposal of equity instruments by our Sapphire investment funds.